Cover Page	Oct. 07, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 07, 2026
Entity Registrant Name	RESOURCES CONNECTION, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-32113
Entity Tax Identification Number	33-0832424
Entity Address, Address Line One	15950 North Dallas Parkway, Suite 330
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75248
City Area Code	214
Local Phone Number	777-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	RGP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001084765
Amendment Flag	false